Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods	¥ 127,452		¥ 240,774
Raw materials	58,627		150,617
Work in process	8,728		193,012
Goods in transit	1,260		1,269
Total	¥ 196,067	$ 28,163	¥ 585,672